Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	BPV Family of Funds
CIK	dei_EntityCentralIndexKey	0001526407
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar. 07, 2016
Effective Date	dei_DocumentEffectiveDate	Mar. 07, 2016
Prospectus Date	rr_ProspectusDate	Mar. 07, 2016
BPV Core Diversification Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the BPV Core Diversification Fund
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the BPV Core Diversification Fund (the “Core Diversification Fund”) is to seek long-term capital appreciation.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Diversification Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Core Diversification Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Diversification Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Diversification Fund’s performance. During the most recent fiscal year, the Core Diversification Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	55.00%
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Core Diversification Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Core Diversification Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Core Diversification Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Core Diversification Fund. The Adviser believes that isolated asset classes generally perform inconsistently and prove volatile over time. The Core Diversification Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Adviser believes exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Core Diversification Fund invests in each Core Category as described below:

Equities	The Core Diversification Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. These securities may include exchange-traded funds (“ETFs”), other exchange-traded products (“ETPs”), mutual funds or common stocks or other equity securities issued by individual U.S. or foreign companies (including small and mid-cap companies).
Fixed Income	The Core Diversification Fund may invest in fixed income securities of any maturity that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (also known as “junk bond”) issues. These securities may include ETFs, other ETPs (e.g., exchange-traded notes (“ETNs”)) or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.
Commodities and Other Alternatives	The Core Diversification Fund may invest in securities that provide exposure to commodities and other alternative assets. Types of investments purchased in this Core Category may also include direct investments in real estate investment trusts (“REITs”), master limited partnerships (“MLPs”) or other ETPs or mutual funds that invest in or otherwise track the performance of such investments.

The percentage invested in each Core Category may range from approximately 0% to 65% of the Core Diversification Fund’s assets, as measured at the time of investment. In addition, the Core Diversification Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Core Diversification Fund investments or to generate option premiums for the Core Diversification Fund.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Core Diversification Fund. An investment in the Core Diversification Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Core Diversification Fund will be successful in meeting its investment objective. Generally, the Core Diversification Fund will be subject to the following additional risks:

• Management Risk. The Adviser’s investment strategy for the Core Diversification Fund may prove to be ineffective, and there is no guarantee that the strategy will produce the desired results.

• Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Core Diversification Fund’s portfolio, the Core Diversification Fund’s asset allocation weightings may result in declines if the Core Categories in which the Core Diversification Fund allocates or overweights its assets decline.

• Market Risk. Securities prices can be volatile, and the value of securities in the Core Diversification Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Core Diversification Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. The Core Diversification Fund’s fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to securityholders. If an issuer fails to make timely interest and/or principal payments, then the Core Diversification Fund’s current income will be adversely affected and reduced. A fixed income security may also be difficult to sell at an advantageous time or price due to limited market demand, which may result, for example, from a downgrade, a decline in price, or adverse conditions within the fixed income market.

• High Yield Fixed Income Securities Risk. High yield fixed income securities are generally considered speculative in nature and may subject the Core Diversification Fund to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Investing in Commodities. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

• Risks Related to Options. The Core Diversification Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Core Diversification Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign and Emerging Market Risk. The Core Diversification Fund may invest in foreign companies, either directly or through ETPs, that will cause the Core Diversification Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, emerging markets, which are markets that have low to middle per capita income compared to those of other more developed markets, may be subject to greater social, economic, regulatory, and political uncertainties and may be more volatile than established foreign markets.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• REIT Risk. REITs in which the Core Diversification Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• Exchange-Traded Product (“ETP”) Tracking Risks. ETPs and other securities in which the Core Diversification Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an exchange-traded fund (“ETF”)).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Core Diversification Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Core Diversification Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• Exchange-Traded Note (“ETN”) Risk. ETNs in which the Core Diversification Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Master Limited Partner (“MLP”) Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for, or oversupply of, such commodities, may adversely impact the financial performance of a MLP in which the Core Diversification Fund is invested.

• Currency Risk. If the Core Diversification Fund invests in foreign currency denominated or foreign currency-linked securities, the Core Diversification Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

May Lose Money	rr_RiskLoseMoney	An investment in the Core Diversification Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Core Diversification Fund’s Institutional Shares from year to year and by showing how the Core Diversification Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Core Diversification Fund’s past performance (before and after taxes) is not necessarily an indication of how the Core Diversification Fund will perform in the future. Updated performance information for the Core Diversification Fund may be obtained by visiting the Core Diversification Fund’s website at www.bpvfunds.com or by calling the Core Diversification Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Core Diversification Fund’s Institutional Shares from year to year and by showing how the Core Diversification Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Core Diversification Fund’s past performance (before and after taxes) is not necessarily an indication of how the Core Diversification Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Returns During This Time Period
Highest	3.28% (quarter ended March 31, 2015)
Lowest	-5.34% (quarter ended September 30, 2015)
Year to Date	-5.21% (through December 31, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(5.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.34%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Period Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Core Diversification Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Core Diversification Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Core Diversification Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 139
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	541
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	969
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,159
2012	rr_AnnualReturn2012	3.95%
2013	rr_AnnualReturn2013	3.64%
2014	rr_AnnualReturn2014	4.13%
2015	rr_AnnualReturn2015	(5.21%)
1 Year	rr_AverageAnnualReturnYear01	(5.21%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%	[3]
BPV Core Diversification Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPADX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 165
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	632
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,127
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,489
1 Year	rr_AverageAnnualReturnYear01	(5.65%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%	[4]
BPV Core Diversification Fund | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.76%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%	[3]
BPV Core Diversification Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%	[3]
BPV Core Diversification Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	17.15%
BPV Core Diversification Fund | BofA Merrill Lynch Treasury 10+ Year TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
BPV Core Diversification Fund | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.66%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(12.75%)	[5]
BPV Wealth Preservation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the BPV Wealth Preservation Fund
Investment objective	rr_ObjectivePrimaryTextBlock

Investment Objective. The investment objective of the BPV Wealth Preservation Fund (the “Wealth Preservation Fund”) is to simultaneously seek capital preservation while generating long-term capital appreciation.

Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Wealth Preservation Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Wealth Preservation Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Wealth Preservation Fund. The Wealth Preservation Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Wealth Preservation Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Wealth Preservation Fund generally invests in sector-focused exchange-traded products (“ETPs”), which may include exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”) or mutual funds that track sectors. The Wealth Preservation Fund may also invest in ETPs that track or otherwise replicate the returns of broad-based U.S. and international securities indices, other broadly-diversified ETPs, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Wealth Preservation Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Wealth Preservation Fund may also invest in other ETPs or mutual funds that are diversified, investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies, or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Wealth Preservation Fund may enter into a number of different types of options transactions to hedge the Wealth Preservation Fund’s Long Positions or generate option premiums for the Wealth Preservation Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Wealth Preservation Fund may purchase, sell (write) and sell short call and put options.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Wealth Preservation Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser for the Wealth Preservation Fund may prove to be ineffective, and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Wealth Preservation Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Wealth Preservation Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. The Wealth Preservation Fund’s fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to securityholders. If an issuer fails to make timely interest and/or principal payments, then the Wealth Preservation Fund’s current income will be adversely affected and reduced. A fixed income security may also be difficult to sell at an advantageous time or price due to limited market demand, which may result, for example, from a downgrade, a decline in price, or adverse conditions within the fixed income market.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Wealth Preservation Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Wealth Preservation Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Wealth Preservation Fund may invest in foreign companies, either directly or through ETPs, that will cause the Wealth Preservation Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• Exchange-Traded Product (ETP) Tracking Risks. ETPs and other securities in which the Wealth Preservation Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Wealth Preservation Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Wealth Preservation Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Wealth Preservation Fund may own.

• Exchange-Traded Note (ETN) Risk. ETNs in which the Wealth Preservation Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Currency Risk. If the Wealth Preservation Fund invests in foreign currency denominated or foreign currency-linked securities, the Wealth Preservation Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

May Lose Money	rr_RiskLoseMoney	An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Wealth Preservation Fund’s Institutional Shares from year to year and by showing how the Wealth Preservation Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Wealth Preservation Fund will perform in the future. Updated performance information for the Wealth Preservation Fund may be obtained by visiting the Wealth Preservation Fund’s website at www.bpvfunds.com or by calling the Wealth Preservation Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Wealth Preservation Fund’s Institutional Shares from year to year and by showing how the Wealth Preservation Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Wealth Preservation Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Returns During This Time Period
Highest	1.84% (quarter ended December 31, 2015)
Lowest	-2.44% (quarter ended September 30, 2015)
Year to Date	-0.18% (through December 31, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.44%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Period Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Wealth Preservation Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Wealth Preservation Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Wealth Preservation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[7]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 116
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	430
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	767
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,719
2012	rr_AnnualReturn2012	3.40%
2013	rr_AnnualReturn2013	3.20%
2014	rr_AnnualReturn2014	3.11%
2015	rr_AnnualReturn2015	(0.18%)
1 Year	rr_AverageAnnualReturnYear01	(0.18%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%	[8]
BPV Wealth Preservation Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[7]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 142
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	510
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	902
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,003
1 Year	rr_AverageAnnualReturnYear01	(0.47%)	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%	[9]
BPV Wealth Preservation Fund | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.59%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%	[8]
BPV Wealth Preservation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.09%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%	[8]
BPV Wealth Preservation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	17.15%
BPV Wealth Preservation Fund | BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
BPV Wealth Preservation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
BPV Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary of the BPV Low Volatility Fund
Investment objective	rr_ObjectivePrimaryTextBlock

Investment Objective. The investment objective of the BPV Low Volatility Fund (the “Low Volatility Fund”) is to simultaneously seek capital preservation while generating long-term capital appreciation.

Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Low Volatility Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Low Volatility Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Low Volatility Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Low Volatility Fund’s performance. During the most recent fiscal year, the Low Volatility Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Low Volatility Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Low Volatility Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Low Volatility Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Low Volatility Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Low Volatility Fund. The Low Volatility Fund focuses on investing in a portfolio that is generally comprised of equity securities, which may include companies of any capitalization, that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Low Volatility Fund’s Long Positions using options. The Low Volatility Fund’s Long Positions may also include fixed income securities that generate interest income.

Long Positions

The Low Volatility Fund expects to invest primarily in ETPs, including ETFs, that track or otherwise replicate the returns of broad-based U.S. and international equity securities indices, although the Low Volatility Fund’s Long Positions may also include ETPs that focus on bonds and other fixed income securities.

In establishing fixed income positions, the Low Volatility Fund generally invests in ETPs that track or otherwise replicate the returns of broad based investment grade U.S. and international corporate or sovereign debt indices. The Low Volatility Fund may also invest in other ETPs or mutual funds that are diversified, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Low Volatility Fund may enter into a number of different types of options transactions to hedge the Low Volatility Fund’s Long Positions or generate option premiums for the Low Volatility Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Low Volatility Fund may purchase, sell (write) and sell short call and put options.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Low Volatility Fund. An investment in the Low Volatility Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Low Volatility Fund will be successful in meeting its investment objective. Generally, the Low Volatility Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser for the Low Volatility Fund may prove to be ineffective, and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Low Volatility Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Low Volatility Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. The Low Volatility Fund’s fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to securityholders. If an issuer fails to make timely interest and/or principal payments, then the Low Volatility Fund’s current income will be adversely affected and reduced. A fixed income security may also be difficult to sell at an advantageous time or price due to limited market demand, which may result, for example, from a downgrade, a decline in price, or adverse conditions within the fixed income market.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Low Volatility Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Low Volatility Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Low Volatility Fund may invest in foreign companies, either directly or through ETPs, that will cause the Low Volatility Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• ETP Tracking Risks. ETPs and other securities in which the Low Volatility Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Low Volatility Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Low Volatility Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Low Volatility Fund may own.

• Exchange-Traded Note (ETN) Risk. ETNs in which the Low Volatility Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Currency Risk. If the Low Volatility Fund invests in foreign currency denominated or foreign currency-linked securities, the Low Volatility Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

• New Fund Risk. The Low Volatility Fund was formed in 2014, and investors in the Low Volatility Fund bear the risk that the Low Volatility Fund may not be successful in implementing its investment strategy.

May Lose Money	rr_RiskLoseMoney	An investment in the Low Volatility Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Low Volatility Fund by showing changes in the performance of the Low Volatility Fund from year to year and by showing how the Low Volatility Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Low Volatility Fund’s past performance (before and after taxes) is not necessarily an indication of how the Low Volatility Fund will perform in the future. Updated performance information for the Low Volatility Fund may be obtained by visiting the Low Volatility Fund’s website at www.bpvfunds.com or by calling the Low Volatility Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Low Volatility Fund by showing changes in the performance of the Low Volatility Fund from year to year and by showing how the Low Volatility Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Low Volatility Fund’s past performance (before and after taxes) is not necessarily an indication of how the Low Volatility Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Returns During This Time Period
Highest	2.08% (quarter ended December 31, 2015)
Lowest	-2.40% (quarter ended September 30, 2015)
Year to Date	0.40%% (through December 31, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.40%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Period Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Low Volatility Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Low Volatility Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Low Volatility Fund | BPV Low Volatility Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPVLX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[11]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%	[11]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 64
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	329
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	614
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,425
2015	rr_AnnualReturn2015	0.40%
1 Year	rr_AverageAnnualReturnYear01	0.40%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%	[12]
BPV Low Volatility Fund | Return After Taxes on Distributions | BPV Low Volatility Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.03%)	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[12]
BPV Low Volatility Fund | Return After Taxes on Distributions and Sale of Fund Shares | BPV Low Volatility Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%	[12]
BPV Low Volatility Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%
BPV Low Volatility Fund | BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
BPV Low Volatility Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%

[1]	The Core Diversification Fund's shareholders indirectly bear the expenses of the other funds in which the Core Diversification Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Core Diversification Fund, not the indirect costs of investing in the Acquired Funds.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Core Diversification Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Core Diversification Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Core Diversification Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Core Diversification Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Core Diversification Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to April 30, 2017, without the Board of Trustees' approval.
[3]	The Core Diversification Fund Institutional Shares commenced operations on October 5, 2011.
[4]	The Core Diversification Fund Advisor Shares Class commenced operations on January 2, 2013.
[5]	Prior to July 1, 2014, this index was named the Dow Jones-UBS Commodity Index.
[6]	The Wealth Preservation Fund's shareholders indirectly bear the expenses of the other funds in which the Wealth Preservation Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Wealth Preservation Fund, not the indirect costs of investing in the Acquired Funds.
[7]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Wealth Preservation Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Wealth Preservation Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Wealth Preservation Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Wealth Preservation Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Wealth Preservation Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to April 30, 2017, without the Board of Trustees' approval.
[8]	The BPV Wealth Preservation Fund Institutional Shares commenced operations on October 5, 2011.
[9]	The BPV Wealth Preservation Fund Advisor Shares commenced operations on January 2, 2013.
[10]	The Low Volatility Fund's shareholders indirectly bear the expenses of the other funds in which the Low Volatility Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Low Volatility Fund, not the indirect costs of investing in the Acquired Funds.
[11]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Low Volatility Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Low Volatility Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.50%. Subject to approval by the Low Volatility Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Low Volatility Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Low Volatility Fund is able to make the payment without exceeding the 0.50% expense limitation. The current contractual agreement cannot be terminated prior to April 30, 2017, without the Board of Trustees' approval.
[12]	The BPV Low Volatility Fund commenced operations on February 3, 2014.